Document and Entity Information (USD $)	12 Months Ended
Jul. 31, 2012
Document and Entity Information:
Entity Registrant Name	Xumanii, Inc.
Document Type	10-K
Document Period End Date	Jul 31, 2012
Amendment Flag	true
Entity Central Index Key	0001499274
Current Fiscal Year End Date	--07-31
Entity Common Stock, Shares Outstanding	341,300,300
Entity Public Float	$ 0
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Description	add xbrl

Xumanii, Inc. - (A Development Stage Company) - Balance Sheet (USD $)	Jul. 31, 2012	Jul. 31, 2011
Current Assets
Cash and Cash Equivalents	$ 8,725	$ 45
Total Current Assets	8,725	45
Equipment, net	14,955	0
Total Assets	23,680	45
Liabilities, Current
Accounts Payable and Accrued Liabilities	5,517	5,575
Related Party Payable	41,850	2,496
Loan Payable	200,100	0
Total Current Liabilities	247,467	8,071
Stockholders' Equity (Deficit)
Preferred Stock	0	0
Common Stock	3,413	3,413
Additional Paid in Capital	37,563	37,563
Deficit accumulated in the development stage	(264,763)	(49,002)
Total Stockholders' Deficit	(223,787)	(8,026)
Total Liabilities and Stockholders' Deficit	$ 23,680	$ 45

Xumanii, Inc. - Statement of Financial Position - Parenthetical (USD $)	Jul. 31, 2012	Jul. 31, 2011
Preferred Stock, Par Value	$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par Value	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	450,000,000	450,000,000
Common Stock, Shares Issued	341,300,300	341,300,300
Common Stock, Shares Outstanding	341,300,300	341,300,300

Xumanii, Inc - (A Development Stage Company) - Statement of Operations (USD $)	12 Months Ended		27 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
Operating Expenses
General and Administrative Expense	$ 58,459	$ 4,673	$ 61,817
Consulting	142,427	18,597	164,024
Legal and Accounting	14,750	21,622	36,372
Transfer Agent Fees	125	0	2,550
Total Operating Expenses	215,761	44,892	264,763
Net (Loss)	$ (215,761)	$ (44,892)	$ (264,763)
Weighted Average Common Shares Outstanding - basic and diluted	341,300,300	341,300,300
Net loss per share - basic and diluted	$ 0	$ 0

Xumanii, Inc. - (A Development Stage Company) - Statement of Changes in Stockholders' Equity (USD $)	Preferred Stock	Common Stock	Additional Paid-in Capital	Deficit Accumulated During Development Stage	Total
Balance, Value at May. 05, 2010	$ 0	$ 1,925	$ 5,100		$ 7,025
Balance, Shares at May. 05, 2010	0	192,500,000
Stock issued for cash during period ending July, 31 2010 @ $0.00001 per share, Value		773	20,296		21,069
Stock issued for cash during period ending July, 31 2010 @ $0.00001 per share, Shares		77,252,632
Net loss				(4,110)	(4,110)
Balance, Value at Jul. 31, 2010		2,698	25,396	(4,110)	23,984
Balance, Shares at Jul. 31, 2010		269,752,632
Stock issued for cash during period ending July, 31 2011 @ $0.00001 per share, Value		715	12,167		12,882
Stock issued for cash during period ending July, 31 2011 @ $0.00001 per share, Shares		71,547,668
Net loss				(44,892)	(44,892)
Balance, Value at Jul. 31, 2011		3,413	37,563	(49,002)	(8,026)
Balance, Shares at Jul. 31, 2011		341,300,300
Net loss				(215,761)	(215,761)
Balance, Value at Jul. 31, 2012		$ 3,413	$ 37,563	$ (264,763)	$ (223,787)
Balance, Shares at Jul. 31, 2012		341,300,300

Xumanii, Inc. - (A Development Stage Company) - Statement of Cash Flows (USD $)	12 Months Ended		27 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
Cash Flows from Operating Activities
Net (Loss)	$ (215,761)	$ (44,892)	$ (264,763)
Adjustments to Reconcile Net Loss to Net Cash Used by Operating Activities
Depreciation	500	0	500
Changes in operating Assets and Liabilities
Prepaid Expense	0	5,000	0
Accounts Payable	(58)	1,300	5,517
Net Cash Used In Operating Activities	(215,319)	(38,592)	(258,746)
Cash Flows from Investing Activities
Cash paid for purchase of fixed assets	(15,455)	0	(15,455)
Net Cash Used for Investing Activities	(15,455)	0	(15,455)
Cash Flows from Financing Activities
Proceeds from borrowing on debt	200,100	0	200,100
Related party advances	39,354	2,496	41,850
Proceeds of issuance of common stock net of issuance costs	0	12,882	40,976
Net Cash Provided by Financing Activities	239,454	15,378	282,926
Increase (decrease) in Cash and Cash Equivalents	8,680	(23,214)	8,725
Cash and Cash Equivalents, Beginning of Period	45	23,259	0
Cash and Cash Equivalents, End of Period	8,725	45	8,725
Supplemental Diclosures of Cash Flow Information
Cash Paid for Interest	0	0	0
Cash Paid for Income Taxes	$ 0	$ 0	$ 0

Note 1 - Nature of Operations and Summary of Significant Accounting Policies	12 Months Ended
Jul. 31, 2012
Notes
Note 1 - Nature of Operations and Summary of Significant Accounting Policies

NOTE 1 – NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

Xumanii, Inc. (the “Company” or “Xumanii”) (formerly Medora Corp.) (A Development Stage Company) was incorporated in Nevada on May 6, 2010, for the purpose of engaging in ecommerce through the Company’s planned website, which will be a group coupon buying website.

On July 11, 2012 the sole Board of Director and the majority shareholder of the Company have approved and consented in writing in lieu of a special meeting of the Board of Directors and a special meeting of the Stockholders to the following actions:

An amendment to their Articles of Incorporation to increase the number of shares of the authorized common stock from 100,000,000 to 450,000,000;

An amendment to the Company’s Articles of Incorporation to create 100,000,000 shares of “blank check” preferred stock; and

An amendment to the Company’s Articles of Incorporation to effect a change of the Company’s name from “Medora Corp.” to “Xumanii, Inc.”.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Basic and Diluted Earnings (Loss) Per Common Share

The basic net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing the net loss, adjusted on an "as if converted" basis, by the weighted average number of common shares outstanding plus potential dilutive securities. For all periods presented, there were no potentially dilutive securities outstanding.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is computed over the estimated useful lives of the related assets using the straight-line method for financial reporting purposes.

Expenditures for normal repairs and maintenance are charged to expense as incurred. Significant renewals and improvements are capitalized. The cost and related accumulated depreciation of assets retired or otherwise disposed of are eliminated from the accounts, and any resulting gain or loss is recognized in the year of disposal.

During the year ended July 31, 2012, the Company acquired certain office equipment and computers totaled $15,455 and recorded depreciation expense of $500 using a useful life of three years.

Income Taxes

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. The Company computes a deferred tax asset for net operating losses carried forward. The potential benefit of net operating losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years.

Subsequent Events

The Company has evaluated all transactions from July 31, 2012 through the financial statement issuance date for subsequent event disclosure consideration.

Recently Issued Accounting Pronouncements

The Company does not expect the adoption of any recently issued accounting pronouncements to have a significant impact on its results of operations, financial position or cash flow.

Note 2 - Going Concern	12 Months Ended
Jul. 31, 2012
Notes
Note 2 - Going Concern

NOTE 2 – GOING CONCERN

These financial statements have been prepared on a going concern basis, which implies Xumanii will continue to meet its obligations and continue its operations for the next fiscal year. As of July 31, 2012, the Company has an accumulated deficit of $(264,763), limited liquidity and has not completed its efforts to establish a stabilized source of revenues sufficient to cover operating costs for the next twelve month period. The Company’s sole officer and director is unwilling to loan or advance any additional capital to the Company, except for the costs associated with the preparation and filing of reports with the Securities and Exchange Commission (“SEC”). These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. The continuation of Xumanii as a going concern is dependent upon financial support from its stockholders, the ability of Xumanii to obtain necessary equity financing to continue operations, and the attainment of profitable operations. Realization value may be substantially different from carrying values as shown and these financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should Xumanii be unable to continue as a going concern.

Note 3 - Related Party Transactions	12 Months Ended
Jul. 31, 2012
Notes
Note 3 - Related Party Transactions

NOTE 3 – RELATED PARTY TRANSACTIONS

As of July 31, 2012, the Company had a payable to the Company’s former president, Mr. Craig McKenzie, in the amount of $41,850 that was used for payment of expenses on behalf of the Company.  These amounts were loaned to the Company in December 2010, April and August 2011 and January 2012 and March of 2012.  The amount is due on demand and has no terms of repayment, is unsecured, and bears no interest.

Note 4 - Loan Payable	12 Months Ended
Jul. 31, 2012
Notes
Note 4 - Loan Payable

NOTE 4 – LOAN PAYABLE

In June 2012, the Company received an additional $200,100 from a third party. This advance is non-interest bearing, unsecured, and has no fixed terms of repayment. The loan proceeds were used by the Company to pay for the consulting expenses charged by Carlos Goodspeed and AMG Terrence Gorman in the amount of $50,000 and $50,000 respectively, and the sign on bonus expenses for certain officers of $42,500 incurred in 2012 by the Company.

Note 5- Income Taxes	12 Months Ended
Jul. 31, 2012
Notes
Note 5- Income Taxes

NOTE 5– INCOME TAXES

The Company uses the liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes. Since inception, the Company incurred net losses and, therefore, has no tax liability. The net deferred tax asset generated by the loss carry-forward has been fully reserved. The cumulative net operating loss carry-forward is $261,763 at July 31, 2012, and will begin to expire in the year 2030.

At July 31, 2012 and 2011, deferred tax assets consisted of the following:

	2012	2011

Deferred tax assets (net operating loss carry-forwards)	$89,000	$17,151
Less: valuation allowance	(89,000)	(17,151)
Net deferred tax asset	$-	$-

Note 6-equity Transactions	12 Months Ended
Jul. 31, 2012
Notes
Note 6-equity Transactions

NOTE 6–EQUITY TRANSACTIONS

On May 6, 2010, the Company issued 192,500,000 common shares to its president for cash proceed of $7,025.

During July 2010, the Company issued 77,252,632 common shares for a total of $21,069 in cash.

During July 2011, the Company issued 71,547,668 common shares for a total of $12,882 in cash, net of $6,631 of direct offering costs.

Note 7 - Subsequent Events	12 Months Ended
Jul. 31, 2012
Notes
Note 7 - Subsequent Events

NOTE 7 – SUBSEQUENT EVENTS

On October 4, 2012, the sole Board of Director and the majority shareholder of the Company approved and consented in writing in lieu of a special meeting of the Board of Directors and a special meeting of the Stockholders to the following action:

The approval of a 5.5-for-1 forward stock split of the issued and outstanding shares of the Company’s Common Stock, bringing the total issued and outstanding Common shares from 62,054,600 to 341,300,300.  The Company’s financial statements have been retroactively restated to incorporate the effect of the forward split.

Subsequent to the year end, the Company received an additional $400,000 from a third party. This advance is non-interest bearing, unsecured, and has no fixed terms of repayment.

Note 1 - Nature of Operations and Summary of Significant Accounting Policies: Nature of Business (Policies)	12 Months Ended
Jul. 31, 2012
Policies
Nature of Business

Nature of Business

Xumanii, Inc. (the “Company” or “Xumanii”) (formerly Medora Corp.) (A Development Stage Company) was incorporated in Nevada on May 6, 2010, for the purpose of engaging in ecommerce through the Company’s planned website, which will be a group coupon buying website.

On July 11, 2012 the sole Board of Director and the majority shareholder of the Company have approved and consented in writing in lieu of a special meeting of the Board of Directors and a special meeting of the Stockholders to the following actions:

An amendment to their Articles of Incorporation to increase the number of shares of the authorized common stock from 100,000,000 to 450,000,000;

An amendment to the Company’s Articles of Incorporation to create 100,000,000 shares of “blank check” preferred stock; and

An amendment to the Company’s Articles of Incorporation to effect a change of the Company’s name from “Medora Corp.” to “Xumanii, Inc.”.

Note 1 - Nature of Operations and Summary of Significant Accounting Policies: Use of Estimates (Policies)	12 Months Ended
Jul. 31, 2012
Policies
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 1 - Nature of Operations and Summary of Significant Accounting Policies: Basic and Diluted Earnings (loss) Per Common Share (Policies)	12 Months Ended
Jul. 31, 2012
Policies
Basic and Diluted Earnings (loss) Per Common Share

Basic and Diluted Earnings (Loss) Per Common Share

The basic net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing the net loss, adjusted on an "as if converted" basis, by the weighted average number of common shares outstanding plus potential dilutive securities. For all periods presented, there were no potentially dilutive securities outstanding.

Note 1 - Nature of Operations and Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	12 Months Ended
Jul. 31, 2012
Policies
Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Note 1 - Nature of Operations and Summary of Significant Accounting Policies: Property, Plant and Equipment (Policies)	12 Months Ended
Jul. 31, 2012
Policies
Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is computed over the estimated useful lives of the related assets using the straight-line method for financial reporting purposes.

Expenditures for normal repairs and maintenance are charged to expense as incurred. Significant renewals and improvements are capitalized. The cost and related accumulated depreciation of assets retired or otherwise disposed of are eliminated from the accounts, and any resulting gain or loss is recognized in the year of disposal.

During the year ended July 31, 2012, the Company acquired certain office equipment and computers totaled $15,455 and recorded depreciation expense of $500 using a useful life of three years.

Note 1 - Nature of Operations and Summary of Significant Accounting Policies: Income Taxes (Policies)	12 Months Ended
Jul. 31, 2012
Policies
Income Taxes

Income Taxes

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. The Company computes a deferred tax asset for net operating losses carried forward. The potential benefit of net operating losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years.

Note 1 - Nature of Operations and Summary of Significant Accounting Policies: Subsequent Events (Policies)	12 Months Ended
Jul. 31, 2012
Policies
Subsequent Events

Subsequent Events

The Company has evaluated all transactions from July 31, 2012 through the financial statement issuance date for subsequent event disclosure consideration.

Recently Issued Accounting Pronouncements

The Company does not expect the adoption of any recently issued accounting pronouncements to have a significant impact on its results of operations, financial position or cash flow.

Note 5- Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Jul. 31, 2012
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities
	2012	2011

Deferred tax assets (net operating loss carry-forwards)	$89,000	$17,151
Less: valuation allowance	(89,000)	(17,151)
Net deferred tax asset	$-	$-

Note 1 - Nature of Operations and Summary of Significant Accounting Policies: Property, Plant and Equipment (Details) (USD $)	12 Months Ended
Jul. 31, 2012
Equipment Expense	$ 15,455
Depreciation Expense	$ 500

Note 2 - Going Concern (Details) (USD $)	12 Months Ended		27 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
Net (Loss)	$ (215,761)	$ (44,892)	$ (264,763)

Note 3 - Related Party Transactions (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2011
Related Party Payable	$ 41,850	$ 2,496

Note 4 - Loan Payable (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2011
Loan Payable	$ 200,100	$ 0

Note 5- Income Taxes (Details) (USD $)	Jul. 31, 2012
Operating Loss Carryforwards	$ 261,763

Note 5- Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2011
Deferred Tax Assets, Gross	$ 89,000	$ 17,151
Deferred Tax Assets, Valuation Allowance	$ (89,000)	$ (17,151)